UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09141

Investment Company Act File Number

Eaton Vance Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Income Trust

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 185.5%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.1%
Northampton County, PA, Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$252	$222,766

		$222,766

Education — 14.4%
California Educational Facilities Authority, (Stanford University), 5.00%, 5/1/45(2)(3)	$10,000	$13,345,600
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,933,652
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,784,716
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	3,100	3,558,707
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,958,870
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	4,000	4,560,840

		$43,142,385

Electric Utilities — 4.6%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,685	$1,765,880
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,957,424
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,144,720
South Carolina Public Service Authority, 5.50%, 12/1/54	7,000	7,922,390

		$13,790,414

Escrowed/Prerefunded — 1.6%
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$4,630	$4,700,469

		$4,700,469

General Obligations — 15.5%
California, 5.00%, 12/1/43	$6,090	$6,881,091
California, (AMT), 5.05%, 12/1/36	460	463,786
Chicago Park District, IL, 5.00%, 1/1/26	1,000	1,164,020
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,538,370
Illinois, 5.00%, 5/1/33	5,000	5,300,700
Illinois, 5.25%, 7/1/30	935	1,016,532
Illinois, 5.25%, 7/1/31	130	140,733
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,699,280
Leander, TX, Independent School District, 0.00%, 8/15/39	31,930	10,087,325
New York, 5.00%, 2/15/34(2)	2,500	2,872,825
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,625,152
Santa Clara County, CA, (Election of 2008), 3.375%, 8/1/37	1,570	1,537,815

		$46,327,629

Health Care – Miscellaneous — 0.1%
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	$98	$98,502
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(4)	260	260,086
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.20%, 12/1/36(4)	99	98,743

		$457,331

Security	Principal Amount (000’s omitted)	Value
Hospital — 24.6%
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	$10,000	$11,609,100
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	440	487,137
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(2)(3)	10,000	10,979,700
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,456,517
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,335	1,473,052
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	2,037,010
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,091,734
Massachusetts Development Finance Agency, (Childrens Hospital), 5.00%, 10/1/46(2)(3)	10,000	11,342,800
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,820,157
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	2,715	2,788,088
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,558,482
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,090,359
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)(3)	11,400	12,739,728
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,675	1,686,775
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,735,384
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.25%, 5/15/36	1,500	1,553,355
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,125,830

		$73,575,208

Housing — 4.8%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(4)	$4,000	$4,647,960
Oregon Health Authority, (Trillium Affordable Housing), Series A, (AMT), 6.75%, 2/15/29	2,890	2,891,763
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	1,465	1,435,715
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	147,472
Virginia Housing Development Authority, 3.625%, 1/1/31	5,000	5,162,900

		$14,285,810

Industrial Development Revenue — 5.2%
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	$400	$500,752
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,205	2,305,658
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	1,370	1,424,814
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,787,712
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	1,660	1,698,080
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,680	4,897,714
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 A, 5.625%, 11/15/30	1,005	1,089,862
New Jersey Economic Development Authority, (Continental Airlines), (AMT), Series 2000 B, 5.625%, 11/15/30	1,715	1,852,835

		$15,557,427

Insured – Electric Utilities — 0.7%
Puerto Rico Electric Power Authority, (AGM), 0.677%, 7/1/29(5)	$3,000	$2,159,430

		$2,159,430

Insured – General Obligations — 1.0%
Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$3,119,800

		$3,119,800

Security	Principal Amount (000’s omitted)	Value
Insured – Hospital — 6.6%
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,447,112
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	3,007,673
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,537,400
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,615	10,181,611
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	700	741,251

		$19,915,047

Insured – Housing — 0.4%
Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,105,291

		$1,105,291

Insured – Lease Revenue/Certificates of Participation — 1.1%
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	$3,000	$3,344,340

		$3,344,340

Insured – Other Revenue — 3.8%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$4,210	$1,498,549
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	7,090	2,904,773
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,500	3,326,390
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,050	3,722,403

		$11,452,115

Insured – Special Tax Revenue — 10.9%
Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$46,000	$14,880,080
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	11,748,093
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	29,510	4,575,230
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,510	1,436,717

		$32,640,120

Insured – Student Loan — 2.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,170	$2,430,725
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	465	492,142
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	3,235	3,298,018
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	1,930	2,112,057

		$8,332,942

Insured – Transportation — 17.4%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$5,413,572
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,040,225
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,308,728
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(6)	5,500	3,576,100
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(6)	1,000	650,200
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	1,990	2,181,279
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	6,907,800
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	9,820	9,215,481

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	$2,370	$2,395,809
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,555	4,174,291
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,425	2,530,779
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,608,808

		$52,003,072

Insured – Water and Sewer — 15.9%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(2)	$3,750	$4,048,500
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)(3)	17,985	20,711,346
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/32	1,690	1,692,772
Detroit, MI, Sewage Disposal System, (AGM), 7.50%, 7/1/33	5,160	6,145,766
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	1,902,540
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	1,973,673
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	1,927,310
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,008,487
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	3,640	3,454,870
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.125%, 7/1/47	2,000	1,827,200

		$47,692,464

Lease Revenue/Certificates of Participation — 3.2%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,465,199
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,077,644
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	1,735	1,988,987

		$9,531,830

Other Revenue — 4.6%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$785	$879,388
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	880	996,266
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	800	906,872
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,925	1,161,430
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,500	1,502,520
New Mexico Municipal Energy Acquisition Authority, 0.854%, Variable to 8/1/19 (Put Date), 11/1/39(5)	1,000	997,130
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	215	207,737
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,000	5,710,900
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	1,290	1,310,240

		$13,672,483

Senior Living/Life Care — 5.1%
Cliff House Trust, (AMT), 6.625%, 6/1/27(7)	$3,210	$1,233,025
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	594,647
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,183,661
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(6)	3,109	761,591
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	824,027
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,525	3,958,681
Savannah, GA, Economic Development Authority, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,232,453
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	357,033
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,049,813

		$15,194,931

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 7.9%
Covington Park Community Development District, (Capital Improvements), FL, 5.00%, 5/1/31	$500	$503,390
Dupree Lakes Community Development District, FL, 5.375%, 5/1/37	315	294,443
Dupree Lakes Community Development District, FL, 6.83%, 11/1/15	25	25,143
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	260	263,247
New River Community Development District, (Capital Improvements), FL, 5.00%, 5/1/13(7)	90	0
New River Community Development District, (Capital Improvements), FL, 5.35%, 5/1/38(7)	35	0
New River Community Development District, (Capital Improvements), FL, Series 2010A-1, 5.75%, 5/1/38	65	65,100
New River Community Development District, (Capital Improvements), FL, Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	116,609
New River Community Development District, (Capital Improvements), FL, Series 2010B-1, 5.00%, 5/1/15	80	79,385
New River Community Development District, (Capital Improvements), FL, Series 2010B-2, 5.00%, 5/1/18	130	92,830
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,754,115
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(3)	5,000	5,847,050
Southern Hills Plantation I, Community Development District, FL, Series A1, 5.80%, 5/1/35	268	258,116
Southern Hills Plantation I, Community Development District, FL, Series A2, 5.80%, 5/1/35	195	155,593
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	600	464,214
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,843,300
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,047,552

		$23,810,087

Transportation — 29.0%
Augusta, GA, (AMT), 5.35%, 1/1/28	$1,000	$1,003,430
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	492,564
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,030	1,206,923
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,735	2,022,455
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	3,200	3,388,576
Grand Parkway Transportation Corp., TX, 5.25%, 10/1/51	7,080	7,911,546
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,119,230
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	463,840
Metropolitan Washington, D.C., Airports Authority, 5.00%, 10/1/53	1,715	1,801,453
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,256,796
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,858,617
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,688,983
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,910	4,201,217
Pennsylvania Turnpike Commission, 5.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,639,425
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	505	559,757
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	5,370	5,901,898
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33	10	10,270
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(2)	7,200	7,394,400
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	9,006,685
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,215,247
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,290,331

Security	Principal Amount (000’s omitted)	Value
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	$1,725	$2,043,090
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)(3)	9,300	10,383,729

		$86,860,462

Water and Sewer — 4.2%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$1,330	$1,389,970
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	1,973,237
Detroit, MI, Water Supply System, 5.25%, 7/1/41(8)	4,730	4,980,643
Michigan Finance Authority, (Local Government Loan Program), 5.00%, 7/1/34(9)	4,130	4,327,620

		$12,671,470

Total Tax-Exempt Municipal Securities — 185.5% (identified cost $505,558,765)		$555,565,323

Taxable Municipal Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
Insured – Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$400,483
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	290,590

		$691,073

Special Tax Revenue — 1.3%
Puerto Rico Sales Tax Financing Corp., 6.05%, 8/1/37	$5,000	$3,790,500

		$3,790,500

Total Taxable Municipal Securities — 1.5% (identified cost $4,173,426)		$4,481,573

Corporate Bonds & Notes — 0.0%(10)

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.0%(10)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(1)(6)(11)	$39	$5,223
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(1)(11)	143	25,718

Total Corporate Bonds & Notes — 0.0%(10) (identified cost $12,710)		$30,941

Total Investments — 187.0% (identified cost $509,744,901)		$560,077,837

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.1)%		$(120,151,199)

Other Assets, Less Liabilities — (46.9)%		$(140,362,061)

Net Assets Applicable to Common Shares — 100.0%		$299,564,577

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 32.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 14.8% of total investments.

At August 31, 2014, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	17.1%
California	14.1%
Texas	12.0%
Others, representing less than 10% individually	56.8%

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $39,487,353.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2014, the aggregate value of these securities is $7,918,051 or 2.6% of the Trust’s net assets applicable to common shares.

(5)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2014.

(6)	Security is in default and making only partial interest payments.

(7)	Defaulted bond.

(8)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(9)	When-issued security.

(10)	Amount is less than 0.05%.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

The Trust did not have any open financial instruments at August 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$370,315,850

Gross unrealized appreciation	$58,288,163
Gross unrealized depreciation	(7,806,176)

Net unrealized appreciation	$50,481,987

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$555,565,323	$—	$555,565,323
Taxable Municipal Securities	—	4,481,573	—	4,481,573
Corporate Bonds & Notes	—	—	30,941	30,941
Total Investments	$—	$560,046,896	$30,941	$560,077,837

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2014 is not presented.

At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014